SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED NET INCOME (LOSS) PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Common Class A [Member]
Allocation of net income	$ 3,831,570	$ 2,582,508
Weighted Average Number of Shares Outstanding, Diluted	16,461,668	24,496,575
Earnings Per Share, Diluted	$ 0.23	$ 0.11
Common Class B [Member]
Allocation of net income	$ 632,509	$ 757,730
Weighted Average Number of Shares Outstanding, Diluted	2,717,466	7,187,500
Earnings Per Share, Diluted	$ 0.23	$ 0.11